Goodwill and Intangible Assets - Narrative (Details) - USD ($)	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	[1]	Mar. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 88,726,875 [1]	$ 88,726,875		$ 88,726,875
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible assets, weighted average useful life	3 years 1 month 7 days
Trade names
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	10 years
Acquired finite-lived intangible assets, weighted average useful life	7 years 7 months 24 days
Minimum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	4 years
Maximum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	10 years

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon Acquisitions LLC ("Sturgeon"). See Note 12.